Condensed Consolidated Statements of Cash Flows - AutoLotto, Inc. [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flow from operating activities
Net income (loss)	$ 3,562,699	$ (4,145,193)	$ (5,812,663)	$ (10,836,586)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,904,000	1,065,490	1,533,994	1,499,274
Amortization of debt discount	2,296,746	126,096	827,647	399,963
Amortization of beneficial conversion feature	4,191,530	494,639
Stock based compensation expense	6,479	13,872	16,099	22,526
Forgiveness of PPP Loan	(493,225)
Loss on extinguishment of debt	71,174
Issuance of debt to pay expenses	1,003,983
Changes in assets & liabilities:
Accounts receivable	(33,046,083)	1,625
Prepaid expenses	11,202,143	103,253	295,772	4,218,029
Other current assets	561,321	(23,975)	(38,167)	(172,695)
Trade payables	808,670	(391,352)	(341,251)	(123,329)
Deferred revenue	(7,165,379)	578,759	7,647,305	208,253
Accrued interest	2,758,009	260,818	394,282	361,525
Accrued and other expenses	3,979,552	399,445	174,023	91,195
Net cash used in operating activities	(7,358,379)	(1,516,522)	4,697,041	(4,331,845)
Cash flow from investing activities
Purchases of property and equipment	(1,097,993)	(21,915)	(21,915)	(1,000,000)
Purchases of intangible assets	(3,000,000)
Cash paid for acquisitions, net of cash acquired	(10,012,540)
Net cash used in investing activities	(14,110,533)	(21,915)	(21,915)	(1,000,000)
Cash flow from financing activities
Issuance of digital securities	108,332	487,494	649,992	2,891,590
Proceeds from exercise of options	47,130
Proceeds from issuance of convertible debt	13,483,500	365,000	5,271,363	2,626,440
Proceeds from government loan		643,125
Proceeds from issuance of notes payable		27,699	910,824
Principal payments on notes payable	(1,766,093)	(44,148)	(890,287)	(289,080)
Net cash provided by financing activities	11,872,869	1,479,170	5,941,893	5,228,950
Net change in net cash and restricted cash	(9,596,044)	(59,266)	10,617,019	(102,895)
Cash at beginning of period	10,775,511	158,492	158,492	261,387
Cash at end of period	1,179,467	99,226	$ 10,775,511	$ 158,492
SUPPLEMENTAL DISCLOSURES:
Interest paid in cash	40,916
Non cash investing and financing activities
Conversion of convertible debt into common stock	935,000
Capitalization of interest from loan extinguishment	44,614
Purchase of intangible assets through the issuance of convertible debt	15,450,000
Issuance of convertible debt in exchange for outstanding liabilities	2,108,983
Issuance of convertible debt in exchange for notes payable	4,531,250
Common stock issued as part of acquisition	$ 459,691